PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investing activities:
Proceeds from maturity of time deposits	¥ 50,000	$ 7,846	¥ 171,660	¥ 419,777
Foreign currency exchange losses	518	81	4,849	(1,614)
Financing activities:
Proceeds from bank loan	30,000	4,708	10,710	89,162
Issuance of Class A ordinary shares in connection with exercise of share options	3,947	619	3,354	3,335
Repurchase of treasury shares				(5,058)
Changes in cash, cash equivalents and restricted cash	65,540	10,285	(177,777)	(8,550)
Parent Company [Member]
Operating activities:
Net cash (used in) provided by operating activities	14,458	2,269	(8,010)	(3,315)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	3,947	619	3,354	3,335
Repayment of bank borrowings				(13,726)
Repurchase of treasury shares				(5,058)
Net cash (used in) provided by financing activities	3,947	619	3,354	(15,449)
Changes in cash, cash equivalents and restricted cash	18,405	2,888	(4,656)	(18,764)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,308	207	850	856
Net (decrease) increase in cash and cash equivalents	19,713	3,095	(3,806)	(17,908)
Cash and cash equivalents at beginning of year	3,793	594	7,599	25,507
Cash and cash equivalents at end of year	¥ 23,506	$ 3,689	¥ 3,793	¥ 7,599